Acquisitions, Divestitures and Exchanges, divestitures (Details) $ in Thousands		1 Months Ended				12 Months Ended			38 Months Ended
	May. 16, 2013 USD ($)	Jan. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($)
Divestiture Financial Impacts
Cash received from divestitures and exchanges						$ 316,729	$ 179,842	$ 811,120
(Gain) loss on sale of business and other exit costs, net						$ (113,555)	(32,830)	(246,767)
Assets held for sale
Current assets			$ 1,466				1,466
Other assets and deferred charges			773				773
Licenses			56,809				56,809
Goodwill			16,281				16,281
Property, plant and equipment			31,726				31,726
Total assets held for sale			107,055				107,055
Liabilities held for sale
Total liabilities held for sale			20,934				20,934
Divestiture transaction
Divestitures
Business divestiture description						On May 16, 2013, pursuant to a Purchase and Sale Agreement, U.S. Cellular sold customers and certain PCS spectrum licenses to subsidiaries of Sprint Corp. fka Sprint Nextel Corporation (“Sprint”) in U.S. Cellular’s Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash. The Purchase and Sale Agreement also contemplated certain other agreements, together with the Purchase and Sale Agreement collectively referred to as the “Divestiture Transaction.” These agreements require Sprint to reimburse U.S. Cellular up to $200 million (the “Sprint Cost Reimbursement”) for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees.
Divestiture Financial Impacts
Cash received from divestitures and exchanges	$ 480,000
(Gain) loss on sale of business and other exit costs, net						$ (6,000)	(29,300)	(248,400)
Non-operating market licenses
Assets held for sale
Licenses			56,809				56,809
Total assets held for sale			$ 56,809				$ 56,809
Mississippi Valley
Divestitures
Business divestiture description						In October 2013, U.S. Cellular sold the majority of its Mississippi Valley non-operating market license (“unbuilt license”) for $308.0 million. At the time of the sale, a $250.6 million gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations.
Divestiture Financial Impacts
Cash received from divestitures and exchanges					$ 308,000
(Gain) loss on sale of business and other exit costs, net					$ (250,600)
St. Louis
Divestitures
Business divestiture description						In March 2014, U.S. Cellular sold the majority of its St. Louis area non-operating market spectrum license for $92.3 million. A gain of $75.8 million was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations in the first quarter of 2014.
Divestiture Financial Impacts
Cash received from divestitures and exchanges				$ 92,300
(Gain) loss on sale of business and other exit costs, net				$ (75,800)
Tower sale
Divestitures
Business divestiture description						In December 2014, U.S. Cellular entered into an agreement with a third party to sell 595 towers and certain related contracts, assets, and liabilities for $159.0 million. This agreement and related transactions are referred to as the “Tower Sale” and were accomplished in two closings. The first closing occurred in December 2014 and included the sale of 236 towers, without tenants, for $10.0 million. On this same date, U.S. Cellular received $7.5 million in earnest money. At the time of the first closing, a $3.8 million gain was recorded. The second closing for the remaining 359 towers, primarily with tenants, took place in January 2015, at which time U.S. Cellular received $141.8 million in additional cash proceeds and recorded a gain of $108.2 million in (Gain) loss on sale of business and other exit costs, net.
Number of towers						595			595
Divestiture Financial Impacts
Cash received from divestitures and exchanges						$ 159,000
Tower sale - first closing
Divestitures
Number of towers			236				236
Divestiture Financial Impacts
Cash received from divestitures and exchanges			$ 10,000
(Gain) loss on sale of business and other exit costs, net			(3,800)
Tower sale - second closing
Divestitures
Number of towers		359
Divestiture Financial Impacts
Cash received from divestitures and exchanges		$ 141,800
(Gain) loss on sale of business and other exit costs, net		$ (108,200)
Assets held for sale
Current assets			1,466				$ 1,466
Other assets and deferred charges			773				773
Goodwill			16,281				16,281
Property, plant and equipment			31,726				31,726
Total assets held for sale			50,246				50,246
Liabilities held for sale
Customer deposits and deferred revenues			2,704				2,704
Other current liabilities			896				896
Other deferred liabilities and credits			17,334				17,334
Sprint Cost Reimbursement | Divestiture transaction
Divestiture Financial Impacts
Cash received from divestitures and exchanges						$ 30,000	$ 71,100	$ 10,600	$ 111,600
Sprint Cost Reimbursement | Maximum | Divestiture transaction
Divestiture Financial Impacts
Cash received from divestitures and exchanges									$ 200,000
Earnest money received | Tower sale - first closing
Divestiture Financial Impacts
Cash received from divestitures and exchanges			$ 7,500